Income taxes (Details 3) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
The deferred tax position and liability for unrecognized tax benefits recorded on the consolidated balance sheets
Liability for unrecognized tax benefits	€ (59,967)	€ (155,432)	€ (162,066)
Deferred tax position	114,527	137,946	193,587
Total	€ 54,560	€ (17,486)